Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
KraneShares Zacks New China ETF (Prospectus Summary) | KraneShares Zacks New China ETF | KraneShares Zacks New China ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KFYP